Related parties	12 Months Ended
Dec. 31, 2013
Related parties
29 Related parties

Executive Board and Board of Directors Compensation

> Refer to “Note 3 – Compensation to members of the Executive Board and the Board of Directors” in VI – Parent company financial statements – Credit Suisse Group for additional information on compensation to members of the Executive Board and the Board of Directors.

Executive Board and Board of Directors loans

in	2013		2012	2011
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	8	[1]	22	18
Additions	4		3	5
Reductions	(2)		(17)	(1)
Balance at end of period	10	[1]	8	22
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	41	[2]	34	35
Additions	16		12	2
Reductions	(2)		(5)	(3)
Balance at end of period	55	[2]	41	34
1 The number of individuals with outstanding loans at the beginning and end of the year was three and four , respectively.
2 The number of individuals with outstanding loans at the beginning and end of the year was five .

Executive Board and Board of Directors loans

The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party clients or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans. The highest loan outstanding to an Executive Board member was USD 5 million to Eric Varvel as of December 31, 2013.

All mortgage loans to Executive Board members are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to Executive Board members as for other employees. Unless otherwise noted, all loans to Executive Board members were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees. These loans did not involve more than the normal risk of collectability or present other unfavorable features.

Board members with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Board of Directors members who were previously employees of the Group may still have outstanding loans, which were provided at the time that employee conditions applied to them. Unless otherwise noted, all loans to Board of Directors members are made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. Such loans do not involve more than the normal risk of collectability or present other unfavorable features. In addition to the loans included in the “Executive Board and Board of Directors loans” table, the Group or any of its banking subsidiaries may enter into financing and other banking agreements with companies in which current Board of Directors members have a significant influence as defined by the SEC. Examples include holding executive and/or board level roles in these companies. Unless otherwise noted, loans extended by the Group to such companies are also made in the ordinary course of business and at prevailing market conditions.

Banking relationships

The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board and the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2013, 2012 and 2011, there was no loan exposure to such related parties that was not made in the ordinary course of business and at prevailing market conditions.

Related party transactions

Exchange of tier 1 capital instruments

In February 2011, the Group entered into definitive agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group, each of which has significant holdings of Group shares and other Group financial products, to issue tier 1 high-trigger capital instruments (new Tier 1 Capital Notes). Under the agreements, QIA and The Olayan Group agreed to purchase USD 3.45 billion new Tier 1 Capital Notes and CHF 2.5 billion new Tier 1 Capital Notes in exchange for their holdings of USD 3.45 billion 11% tier 1 capital notes and CHF 2.5 billion 10% tier 1 capital notes issued in 2008 (together, the Tier 1 Capital Notes), or in the event that the Tier 1 Capital Notes had been redeemed in full, for cash.

In July 2012, the Group entered into an amendment agreement with the entity affiliated with The Olayan Group to accelerate the exchange of USD 1.725 billion of the 11% tier 1 capital notes for an equivalent principal amount of new Tier 1 Capital Notes. In October 2013, based on the prior agreement with an entity affiliated with QIA, the Group exchanged such entity’s holding of USD 1.72 billion 11% tier 1 capital notes and CHF 2.5 billion 10% tier 1 capital notes into equivalent principal amounts of new Tier 1 Capital Notes. These transactions were approved by FINMA.

Under their terms, the new Tier 1 Capital Notes will be converted into Group ordinary shares if the Group’s reported common equity tier 1 (CET1) ratio, as determined under >>>Basel Committee on Banking Supervision (BCBS) regulations as of the end of any calendar quarter, falls below 7% (or any lower applicable minimum threshold), unless FINMA, at the Group’s request, has agreed on or prior to the publication of the Group’s quarterly results that actions, circumstances or events have restored, or will imminently restore, the ratio to above the applicable threshold. The new Tier 1 Capital Notes will also be converted if FINMA determines that conversion is necessary, or that the Group requires public sector capital support, to prevent the Group from becoming insolvent, bankrupt or unable to pay a material amount of the Group’s debts, or other similar circumstances. In addition, conversion of the new Tier 1 Capital Notes issued to the entities affiliated with The Olayan Group will be triggered if, in the event of a request by FINMA for an interim report prior to the end of any calendar quarter, the Group’s reported CET1 ratio, as of the end of any such interim period, falls below 5%. The conversion price will be the higher of a given floor price per share (subject to customary adjustments) or the daily volume weighted average sales price of the Group’s ordinary shares over a five-day period preceding the notice of conversion. In connection with the July 2012 exchange, the conversion floor price of the new Tier 1 Capital Notes delivered in the exchange as well as the remaining new Tier 1 Capital Notes that were exchanged in October 2013 was adjusted to match the conversion price of the MACCS described below. The new Tier 1 Capital Notes are deeply subordinated, perpetual and callable by the Group no earlier than 2018 and in certain other circumstances with FINMA approval. Interest is payable on the USD 3.45 billion new Tier 1 Capital Notes and CHF 2.5. billion new Tier 1 Capital Notes at fixed rates of 9.5% and 9.0%, respectively, and will reset after the first call date. Interest payments will generally be discretionary (unless triggered), subject to suspension in certain circumstances and non-cumulative.

At the time of the original transaction, the Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of the Group’s current Board of Directors member Mr. Bin Hamad J.J. Al Thani and the Group’s then Board of Directors member Mr. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Bin Hamad J.J. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent capital instrument, for which there was no established market, and the terms of the Tier 1 Capital Notes issued in 2008 and held by QIA and The Olayan Group, were fair. As of April 26, 2013, Mr. Syriani retired from the Board of Directors and no other person affiliated with The Olayan Group has been elected as a Board of Directors member.

Settlement of mandatory and contingent convertible securities

In July 2012, the Group issued CHF 3.8 billion mandatory and contingent convertible securities (MACCS) that mandatorily converted into 233.5 million shares at a conversion price of CHF 16.29 per share on March 29, 2013. The settlement and delivery of shares occurred on April 8, 2013. Strategic and institutional investors purchased CHF 2.0 billion of MACCS and shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS. The conversion price corresponded to 95% of the volume weighted average market price for the two trading days preceding the transaction. Investors in the MACCS included entities affiliated with QIA and The Olayan Group, which also have been deemed by the Group to be related parties of the Group’s current Board of Directors’ member Mr. Bin Hamad J.J. Al Thani and the Group’s then Board of Directors member Mr. Syriani. In addition to QIA and The Olayan Group, a number of other investors of the Group purchased the MACCS, including Norges Bank and the Capital Group Companies, Inc., which, like QIA and The Olayan Group, have significant holdings of Group shares. The terms and conditions for the conversion of the MACCS were equally applicable to all purchasers.

Plus Bonds

In 2013, the Group awarded Plus Bonds to certain employees as deferred variable compensation in respect of their 2012 compensation. The Group provided members of the Executive Board who did not participate in the structuring of the Plus Bond the opportunity to invest their own funds in instruments with substantially the same terms as the Plus Bond awards granted to employees. As a result, certain Executive Board members acquired an aggregate of CHF 9 million in Plus Bond instruments in February 2013.

Loan to Arcapita Bank

In February 2012, the Group downgraded to impaired status a loan with an outstanding principal amount of USD 30 million to Arcapita Bank B.S.C. (Arcapita Bank), an international investment firm headquartered in Bahrain. The financing provided to Arcapita Bank was extended in 2007 on arm’s length terms and at the time, did not involve more than the normal risk of collectability or present other unfavorable features. Arcapita Bank may have been deemed to be a related party entity of the Group because the Group’s Board of Directors’ member Mr. Bin Hamad J.J. Al Thani was also a member of the board of directors of Arcapita Bank. Mr. Bin Hamad J.J. Al Thani joined the Arcapita Bank board of directors in October 2008 and the Group’s Board of Directors in 2010, in both cases after the loan was extended. Arcapita Bank filed for Chapter 11 bankruptcy in the US in March 2012, and the Group subsequently sold its USD 30 million credit position to an unrelated third party. During 2013, Mr. Bin Hamad J.J.Al Thani stepped down from the Arcapita Bank board of directors.

Liabilities due to own pension funds

Liabilities due to the Group’s own defined benefit pension funds as of December 31, 2013 and 2012 of CHF 3,381 million and CHF 3,232 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets. In December 2011, the Group’s Swiss pension fund invested CHF 350 million into mandatory convertible securities issued by Credit Suisse Group Finance (Guernsey) Limited, an unconsolidated SPE wholly owned by the Group. The mandatory convertible securities contained a 2% coupon and converted into 16.5 million Group shares at maturity in December 2012. In addition, other unconsolidated SPEs wholly owned by the Group had liabilities to the pension funds of the Group with notional values of CHF 77 million and CHF 78 million as of December 31, 2013 and 2012, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees

in	2013	2012	2011
Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)
Balance at beginning of period	12	13	45
Net borrowings/(repayments)	(2)	(1)	(32)
Balance at end of period	10	12	13

Bank
Related parties
28 Related parties

The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries and affiliates of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.

> Refer to “Note 29 – Related parties” in V – Consolidated financial statements – Credit Suisse Group for further information.

Related party assets and liabilities

end of	2013	2012
Assets (CHF million)
Cash and due from banks	0	386
Interest-bearing deposits with banks	1,870	1,775
Trading assets	159	213
Net loans	6,770	7,894
Other assets	29	58
Total assets	8,828	10,326
Liabilities (CHF million)
Due to banks/customer deposits	2,503	1,915
Trading liabilities	14	209
Long-term debt	4,300	4,907
Other liabilities	200	206
Total liabilities	7,017	7,237

Related party revenues and expenses

in	2013	2012	2011
Revenues (CHF million)
Interest and dividend income	49	54	61
Interest expense	(81)	(117)	(195)
Net interest income	(32)	(63)	(134)
Commissions and fees	(20)	6	(50)
Other revenues	172	174	201
Net revenues	120	117	17
Expenses (CHF million)
Total operating expenses	288	270	309

Related party guarantees

end of	2013	2012
Guarantees (CHF million)
Credit guarantees and similar instruments	0	1
Performance guarantees and similar instruments	1	0
Total guarantees	1	1

Executive Board and Board of Directors loans

	2013		2012	2011
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	8	[1]	22	18
Additions	4		3	5
Reductions	(2)		(17)	(1)
Balance at end of period	10	[1]	8	22
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	41	[2]	33	34
Additions	16		13	2
Reductions	(2)		(5)	(3)
Balance at end of period	55	[2]	41	33
1 The number of individuals with outstanding loans at the beginning and end of the year was three and four , respectively.
2 The number of individuals with outstanding loans at the beginning and end of the year was five .

Liabilities due to own pension funds

Liabilities due to the Bank’s own defined benefit pension funds as of December 31, 2013 and 2012 of CHF 2,852 million and CHF 2,804 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.